Related Party Transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party	$ 1,000,000	$ 500,000	$ 100,000
Due to Related Parties	17,000	163,000
Overland [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction			500,000
Related Party Transaction, Expenses from Transactions with Related Party			1,400,000
Revenue from Related Parties	$ 0	$ 0	800,000
Interest Income, Related Party			$ 200,000